Summary of Significant Accounting Policies - Summary of Concentration of Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Total Revenue	$ 42,203,660	$ 38,511,652	$ 29,423,540
Accounts receivable, net	11,241,534	12,495,375
Contract liabilities	3,229,431	1,332,132
Accounts payable	7,666,956	5,750,157
Prepayments	6,497,363	3,228,984
Customers | Revenue | Customer A
Concentration Risk [Line Items]
Total Revenue	$ 9,622,477
Concentration risk %	23.00%
Customers | Revenue | Customer B
Concentration Risk [Line Items]
Total Revenue	$ 6,397,733	$ 16,325,786	$ 18,645,058
Concentration risk %	15.00%	42.00%	63.00%
Customers | Revenue | Customer C
Concentration Risk [Line Items]
Total Revenue	$ 5,482,894
Concentration risk %	13.00%
Customers | Revenue | Customer D
Concentration Risk [Line Items]
Total Revenue		$ 4,627,547
Concentration risk %		12.00%
Customers | Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk %	14.00%	14.00%
Accounts receivable, net	$ 1,569,321	$ 1,774,914
Customers | Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk %	12.00%	50.00%
Accounts receivable, net	$ 1,338,451	$ 6,321,755
Customers | Accounts Receivable | Customer E
Concentration Risk [Line Items]
Concentration risk %	15.00%
Accounts receivable, net	$ 1,713,707
Customers | Accounts Receivable | Customer F
Concentration Risk [Line Items]
Concentration risk %	13.00%
Accounts receivable, net	$ 1,498,250
Customers | Accounts Receivable | Customer G
Concentration Risk [Line Items]
Concentration risk %	12.00%
Accounts receivable, net	$ 1,399,828
Customers | Contract Liabilities | Customer C
Concentration Risk [Line Items]
Concentration risk %		41.00%
Contract liabilities		$ 546,932
Customers | Contract Liabilities | Customer H
Concentration Risk [Line Items]
Concentration risk %	10.00%
Contract liabilities	$ 320,308
Suppliers | Purchase | Supplier A
Concentration Risk [Line Items]
Total purchases	$ 4,918,960	$ 5,780,414	$ 4,553,156
Concentration risk %	26.00%	23.00%	24.00%
Suppliers | Purchase | Supplier B
Concentration Risk [Line Items]
Total purchases	$ 2,377,647	$ 2,434,481	$ 3,658,940
Concentration risk %	12.00%	10.00%	19.00%
Suppliers | Purchase | Supplier C
Concentration Risk [Line Items]
Total purchases	$ 1,839,392	$ 7,050,112
Concentration risk %	10.00%	28.00%
Suppliers | Purchase | Supplier D
Concentration Risk [Line Items]
Total purchases			$ 2,429,852
Concentration risk %			13.00%
Suppliers | Accounts Payable | Supplier A
Concentration Risk [Line Items]
Concentration risk %	36.00%	25.00%
Accounts payable	$ 2,747,890	$ 1,382,875
Suppliers | Accounts Payable | Supplier B
Concentration Risk [Line Items]
Concentration risk %	19.00%	10.00%
Accounts payable	$ 1,425,008	$ 549,591
Suppliers | Accounts Payable | Supplier C
Concentration Risk [Line Items]
Concentration risk %		10.00%
Accounts payable		$ 560,945
Suppliers | Prepayments | Supplier C
Concentration Risk [Line Items]
Concentration risk %	12.00%
Prepayments	$ 605,744
Suppliers | Prepayments | Supplier E
Concentration Risk [Line Items]
Concentration risk %	66.00%
Prepayments	$ 3,463,506
Suppliers | Prepayments | Supplier F
Concentration Risk [Line Items]
Concentration risk %	19.00%
Prepayments	$ 1,000,000